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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

260 Madison Avenue, 8th Floor New York, New York	10016
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC    260 Madison Avenue, 8th Floor    New York, NY 10016

(Name and address of agent for service)

Registrant's telephone number, including area code:  (646) 881-4985

Date of fiscal year end:         December 31, 2010

Date of reporting period:        March 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.39%
CLOSED-END FUNDS - 7.67%
CORE - 7.67%
Adams Express Company (The) (a)	26,400	$278,520
Advent/Claymore Enhanced Growth & Income Fund	22,661	264,680
BlackRock Dividend Achievers Trust	4,000	36,880
Liberty All-Star Equity Fund	302,030	1,434,643
Liberty All-Star Growth Fund	261,101	976,518
Tri-Continental Corporation	22,800	279,756
Zweig Fund, Inc. (The)	315,650	1,117,401
		4,388,398

TOTAL CLOSED-END FUNDS		4,388,398

CONSUMER DISCRETIONARY - 9.55%
Amazon.com, Inc. *	3,000	407,190
Best Buy Company, Inc.	6,500	276,510
Comcast Corporation - Class A	14,555	273,925
DIRECTV Group, Inc. (The) - Class A *	4,000	135,240
Family Dollar Stores, Inc.	2,000	73,220
Gap, Inc. (The)	9,200	212,612
Home Depot, Inc. (The)	2,000	64,700
Lowe's Companies, Inc.	5,900	143,016
McDonald's Corporation	11,400	760,608
News Corporation - Class A	10,000	144,100
NIKE, Inc. - Class B	4,100	301,350
Omnicom Group, Inc.	4,200	163,002
Staples, Inc.	12,800	299,392
Starbucks Corporation	2,800	67,956
Target Corporation	12,800	673,280
Time Warner Cable, Inc.	1,966	104,807
Time Warner, Inc.	2,900	90,683
TJX Companies, Inc. (The)	7,000	297,640
Viacom, Inc. - Class B *	5,450	187,371
Walt Disney Company (The)	12,700	443,357
Yum! Brands, Inc.	9,000	344,970
		5,464,929
CONSUMER STAPLES - 10.54%
Altria Group, Inc.	31,800	652,536
Archer-Daniels-Midland Company	3,960	114,444

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

CONSUMER STAPLES (Continued)
Coca-Cola Company (The)	13,500	$742,500
Colgate-Palmolive Company	3,400	289,884
ConAgra Foods, Inc.	3,400	85,238
Costco Wholesale Corporation	2,500	149,275
CVS Caremark Corporation	8,430	308,201
General Mills, Inc.	2,500	176,975
H.J. Heinz Company	4,000	182,440
Kimberly-Clark Corporation	4,500	282,960
Kraft Foods, Inc. - Class A	10,932	330,584
PepsiCo, Inc.	5,600	370,496
Philip Morris International, Inc.	2,500	130,400
Procter & Gamble Company (The)	16,297	1,031,111
Sysco Corporation	10,300	303,850
Walgreen Company	4,800	178,032
Wal-Mart Stores, Inc.	12,600	700,560
		6,029,486
ENERGY - 10.22%
Anadarko Petroleum Corporation	2,700	196,641
Baker Hughes, Inc.	6,100	285,724
Chevron Corporation	10,732	813,807
Conocophillips	14,974	766,220
Exxon Mobil Corporation	29,000	1,942,420
Halliburton Company	9,700	292,261
Marathon Oil Corporation	11,500	363,860
Occidental Petroleum Corporation	3,500	295,890
Schlumberger Ltd.	6,000	380,760
Transocean Ltd. *	2,500	215,950
XTO Energy, Inc.	6,250	294,875
		5,848,408
FINANCIALS - 13.61%
AFLAC, Inc.	5,500	298,595
Allstate Corporation (The)	6,800	219,708
American Express Company	6,400	264,064
Bank of America Corporation	16,138	288,063
Bank of New York Mellon Corporation (The) ^	7,754	239,444
BB&T Corporation ^	3,500	113,365
Capital One Financial Corporation	2,500	103,525
Charles Schwab Corporation (The)	17,000	317,730
Chubb Corporation (The)	3,500	181,475
Goldman Sachs Group, Inc. (The)	5,000	853,150
Hudson City Bancorp, Inc.	15,500	219,480

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

FINANCIALS (Continued)
JPMorgan Chase & Company	35,132	$1,572,157
Marsh & McLennan Companies, Inc.	10,000	244,200
MetLife, Inc.	5,700	247,038
Morgan Stanley	11,500	336,835
PNC Financial Services Group, Inc.	7,600	453,720
T. Rowe Price Group, Inc.	3,000	164,790
Travelers Companies, Inc. (The)	9,476	511,135
U.S. Bancorp ^	9,901	256,238
Wells Fargo & Company	28,900	899,368
		7,784,080
HEALTH CARE - 11.66%
Abbott Laboratories	9,200	484,656
Aetna, Inc.	5,000	175,550
Amgen, Inc. *	6,700	400,392
Baxter International, Inc.	5,000	291,000
Becton, Dickinson and Company	3,900	307,047
Biogen Idec, Inc. *	4,000	229,440
Bristol-Myers Squibb Company	19,000	507,300
Cardinal Health, Inc.	7,950	286,438
Covidien PLC	2,599	130,678
Eli Lilly & Company	4,700	170,234
Gilead Sciences, Inc. *	6,000	272,880
Johnson & Johnson	15,400	1,004,080
McKesson Corporation	1,800	118,296
Medtronic, Inc.	8,000	360,240
Merck & Company, Inc.	15,267	570,223
Pfizer, Inc.	38,622	662,367
Stryker Corporation	2,000	114,440
UnitedHealth Group, Inc.	11,000	359,370
WellPoint, Inc. *	3,500	225,330
		6,669,961
INDUSTRIALS - 9.53%
3M Company	4,400	367,708
Boeing Company (The)	2,200	159,742
Caterpillar, Inc.	5,300	333,105
CSX Corporation	3,500	178,150
Deere & Company	6,500	386,490
Emerson Electric Company	6,000	302,040
General Dynamics Corporation	3,200	247,040
General Electric Company	51,900	944,580
Honeywell International, Inc.	5,000	226,350

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

INDUSTRIALS (Continued)
Illinois Tool Works, Inc.	4,800	$227,328
Lockheed Martin Corporation	3,000	249,660
Norfolk Southern Corporation	5,500	307,395
Northrop Grumman Corporation	2,500	163,925
Raytheon Company	3,500	199,920
Union Pacific Corporation	4,000	293,200
United Parcel Service, Inc. - Class B	4,100	264,081
United Technologies Corporation	5,000	368,050
Waste Management, Inc.	6,800	234,124
		5,452,888
INFORMATION TECHNOLOGY - 17.87%
Adobe Systems, Inc. *	4,200	148,554
Apple, Inc. *	5,900	1,386,087
Applied Materials, Inc.	10,800	145,584
Automatic Data Processing, Inc.	4,400	195,668
Cisco Systems, Inc. *	45,400	1,181,762
Corning, Inc.	6,000	121,260
Dell, Inc. *	2,700	40,527
eBay, Inc. *	2,500	67,375
EMC Corporation *	17,148	309,350
Google, Inc. - Class A *	2,000	1,134,020
Hewlett-Packard Company	11,400	605,910
Intel Corporation	39,500	879,270
International Business Machines Corporation	10,100	1,295,325
Microsoft Corporation	51,200	1,498,624
Oracle Corporation	22,272	572,167
QUALCOMM, Inc.	10,000	419,900
Texas Instruments, Inc.	6,400	156,608
Yahoo!, Inc. *	4,000	66,120
		10,224,111
MATERIALS - 3.19%
Alcoa, Inc.	11,400	162,336
Dow Chemical Company (The)	5,400	159,678
E.I. Du Pont de Nemours & Company	9,500	353,780
Freeport-McMoRan Copper & Gold, Inc.	5,000	417,700
Monsanto Company	2,660	189,977
Praxair, Inc.	6,500	539,500
		1,822,971
REAL ESTATE INVESTMENT TRUST - 0.00%
Simon Property Group, Inc.	14	1,175

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

TELECOMMUNICATION SERVICES - 2.32%
AT&T, Inc.	37,039	$957,088
Verizon Communications, Inc.	12,000	372,240
		1,329,328
UTILITIES - 3.23%
American Electric Power Company, Inc.	5,000	170,900
Dominion Resources, Inc.	7,700	316,547
Duke Energy Corporation	15,800	257,856
Edison International	3,500	119,595
Exelon Corporation	3,000	131,430
FirstEnergy Corporation	3,000	117,270
FPL Group, Inc.	4,000	193,320
PG&E Corporation	3,000	127,260
Public Service Enterprises Group, Inc.	4,500	132,840
Southern Company (The)	8,400	278,544
		1,845,562

TOTAL EQUITY SECURITIES (cost - $51,645,529)		56,861,297

SHORT-TERM INVESTMENTS - 1.80%
MONEY MARKET FUND - 0.72%
JPMorgan U.S. Government Money Market Fund	412,894	412,894

	Principal Amount (000's)
REPURCHASE AGREEMENT - 1.08%
J.P. Morgan Securities, Inc. †
(Agreement dated 3/31/2010 to be repurchased at $616,302, 0.12%, 4/1/2010, collateralized by $639,104 in United States Treasury Notes)	$616	616,302

TOTAL SHORT-TERM INVESTMENTS (cost - $1,029,196)		1,029,196

TOTAL INVESTMENTS - 101.19% (cost - $52,674,725)		57,890,493

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.19)%		(678,241)

NET ASSETS - 100.00%		$57,212,252

(a) Affiliated investment.  The Fund holds 0.49% (based on net assets) of Adams Express Company.  A director of the Fund also serves as a director to such company.  There were no purchases or sales of this security during the three months ended March 31, 2010.  The Fund earned $1,320 in income during the three months ended March 31, 2010.
* Non-income producing security.
^ Security or a portion thereof is out on loan.
† Represents investment purchased with collateral received for securities on loan.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2010 (UNAUDITED)

Federal Income Tax Cost: At March 31, 2010 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $52,674,725, $9,561,268, $(4,345,500) and $5,215,768 respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices	$56,861,297	$-
Level 2 - Other Significant Observable Inputs	1,029,196	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$57,890,493	$-
* Other financial instruments include futures, forwards and swap contracts.

During the period the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2010.

New Accounting Pronouncement: In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and have been reflected herein while other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the period ended March 31, 2010, the Fund did not engage in derivative instruments and other hedging activities.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 5, 2010 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 5, 2010, file number 811-05150.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2010

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)
Date	May 24, 2010

* Print the name and title of each signing officer under his or her signature.